Purchases and other expenses (Tables)	12 Months Ended
Dec. 31, 2018
Purchases and other expenses [abstract]
Schedule of external purchases

(in millions of euros)	2018	2017	2016
Commercial, equipments expenses and content rights	(7,228)	(7,117)	(6,814)
o/w costs of terminals and other equipment sold	(4,123)	(4,112)	(3,968)
o/w advertising, promotional, sponsoring and rebranding costs	(850)	(845)	(894)
Service fees and inter-operator costs	(4,923)	(5,128)	(5,350)
Other network expenses, IT expenses	(3,192)	(3,074)	(2,999)
Other external purchases	(3,220)	(3,062)	(3,023)
o/w rental expenses	(1,181)	(1,148)	(1,156)
Total	(18,563)	(18,381)	(18,186)

Schedule of other operating expenses

(in millions of euros)	2018	2017	2016
Allowances and losses on trade receivables – telecom activities	(277)	(251)	(275)
Expenses from universal service	(38)	(43)	(47)
Litigation	(10)	(315)	(86)
Operating foreign exchange gains (losses)	3	(14)	(35)
Cost of bank credit risk	(7)	(6)	(2)
Other expenses	(176)	(95)	(101)
Total	(505)	(724)	(546)

Schedule of provisions for litigations

(in millions of euros)	2018	2017	2016
Provision for litigation - in the opening balance	779	537	528
Additions with impact on income statement	35	354	24
Reversals with impact on income statement	(25)	(34)	(7)
Discounting with impact on income statement	3	2	4
Utilizations without impact on income statement (1)	(221)	(37)	(13)
Changes in consolidation scope	1	—	(6)
Translation adjustment	3	7	(5)
Reclassifications and other items	(3)	(50)	12
Reclassification to assets held for sale	—	—	—
Provision for litigation - in the closing balance	572	779	537
o/w non-current provision	67	53	69
o/w current provision	505	726	468

(1)	In 2018, mainly related to the payment of the fine in Poland for 152 million euros (see Note 16.3).

Schedule of restructuring and integration costs

(in millions of euros)	2018	2017	2016
Restructuring costs	(189)	(164)	(428)
Departure plans (1)	(30)	(67)	(128)
Lease property restructuring (2)	(28)	(58)	(74)
Distribution channels (3)	(11)	(4)	(181)
Other	(120)	(35)	(45)
Integration costs	(10)	(3)	(71)
Jazztel (4)	—	—	(43)
Acquisition costs of investments	(10)	(3)	(23)
Other	—	—	(5)
Total	(199)	(167)	(499)

(1)	Mainly voluntary departure plans of Orange Polska in 2017 (approximately 2,700 people) and Orange Spain in 2016 (approximately 500 people).
(2)	Essentially related to vacant leases in France.
(3)	Concerns the end of the relationship with some indirect distributors.
(4)	In 2016, mainly related to termination of operational contracts as part of the integration of the activities of Jazztel (principally linked to IRUs and leased lines).

Some restructuring and integration costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2018	2017	2016
Restructuring and integration provision - in the opening balance	377	375	414
Additions with impact on income statement	162	150	234
Reversals releases with impact on income statement	(15)	(34)	(19)
Utilizations without impact on income statement	(143)	(133)	(205)
Translation adjustment	(1)	(1)	(1)
Reclassifications and other items	9	20	(48)
Reclassification to assets held for sale	—	—	—
Restructuring and integration provision - in the closing balance	389	377	375
o/w non-current provision	230	251	185
o/w current provision	159	126	190

Schedule of broadcasting rights and equipment inventories

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Handset inventories	678	583	594
Other products sold	41	32	29
Available broadcasting rights	73	68	45
Other supplies	242	198	205
Gross value	1,034	881	873
Depreciation	(69)	(54)	(54)
Net book value	965	827	819

(in millions of euros)	2018	2017	2016
Inventories - in the opening balance	827	819	763
Business related variations	138	14	62
Changes in the scope of consolidation	2	0	3
Translation adjustment	(1)	(3)	(9)
Reclassifications and other items	(1)	(4)	(0)
Reclassification to assets held for sale	—	—	—
Inventories - in the closing balance	965	827	819

Schedule of prepaid expenses

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Prepaid rentals and external purchases	522	408	366
Other prepaid operating expenses	49	47	28
Total	571	455	394

(in millions of euros)	2018	2017	2016
Prepaid expenses - in the opening balance	455	394	373
Business related variations	93	78	11
Changes in the scope of consolidation	6	—	17
Translation adjustment	0	(17)	(17)
Reclassifications and other items	17	0	10
Reclassification to assets held for sale	—	—	—
Prepaid expenses - in the closing balance	571	455	394

Schedule of trade payables

(in millions of euros)	2018	2017	2016
Trade payables - in the opening balance	6,527	6,214	6,231
Business related variations	189	413	78
Changes in the scope of consolidation	18	(9)	134
Translation adjustment	1	(56)	(116)
Reclassifications and other items	1	(35)	(113)
Reclassification to assets held for sale	—	—	—
Trade payables - in the closing balance	6,736	6,527	6,214
o/w trade payables from telecoms activities	6,635	6,445	6,168
o/w trade payables from Orange Bank	101	82	46

Schedule of other liabilities

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Provision for litigation (1)	572	779	537
Cable network access fees (IRU) (2)	152	194	240
Submarine cable consortium (3)	130	157	235
Security deposit received	160	182	198
Orange Money – units in circulation (3)	497	408	319
Other	739	738	610
Total	2,250	2,456	2,138
o/w other non-current liabilities	462	521	608
o/w other current liabilities	1,788	1,935	1,530

(1)	See Note 5.2.
(2)	See accounting policies Note 8.3.
(3)	These liabilities are offset by the receivables of the same amount (see accounting policies and Note 4.6).

(in millions of euros)	2018	2017	2016
Other liabilities - in the opening balance	2,456	2,138	2,487
Business related variations (1)	(166)	267	(432)
Changes in the scope of consolidation	16	18	75
Translation adjustment	(2)	(7)	(19)
Reclassifications and other items	(54)	40	27
Reclassification to assets held for sale	—	—	—
Other liabilities - in the closing balance	2,250	2,456	2,138

(1)

2018 variation is mainly related to fine payment in Poland for 152 million euros (refer to Note 16.3) and 2016 variation is mainly related to the payment of the fine for the Enterprise Market litigation for 350 million euros.